Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

February 1, 2012

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:	DWS Short-Term Municipal Bond Fund (the “Fund”), a series of DWS Municipal Trust (the “Trust”) (Reg. Nos. 002-57139 and 811-02671)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 74 to the Trust’s Registration Statement on Form N-1A (the “Amendment”), do not differ from that contained in the Amendment, which is the most recent Amendment to such Registration Statement and was filed electronically on January 30, 2012.

              Please direct any comments relating to the Amendment to the undersigned at 617-295-3357.

Very truly yours,

                    /s/Thomas H. Connors

Thomas H. Connors
Director and Senior Counsel
Deutsche Investment Management Americas Inc.

cc:           John Marten, Esq., Vedder